Property, construction in process and equipment, Construction in Process (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2025 key	Dec. 31, 2024 MXN ($) Room key Condominium	Dec. 31, 2023 MXN ($)
Construction in process [Abstract]
Capitalization of borrowing cost		$ 303,443,168	$ 275,133,471
Capitalization rate		100.00%
Maximum [Member]
Construction in process [Abstract]
Room capacity | key		400
GIC I [Member]
Construction in process [Abstract]
Number of rooms under construction | Room		1,016
Number of keys, construction completed and operation | key		400
Construction cost		$ 3,200,000,000
Construction in process		$ 1,296,109,229	1,388,105,617
GIC I [Member] | Maximum [Member]
Construction in process [Abstract]
Number of rooms under construction | Room		1,016
GIC I [Member] | Plan [Member]
Construction in process [Abstract]
Number of expected rooms construction to be completed | key	616
GIC II [Member]
Construction in process [Abstract]
Number of condominiums | Condominium		1,254
Construction cost		$ 6,014,159	1,577,714
Insurgentes Hotel [Member]
Construction in process [Abstract]
Number of individual hotels | Room		2
Room capacity | Room		396
Construction cost		$ 0	$ 79,064,992